Other operating income	12 Months Ended
Dec. 31, 2022
Other operating income
Other operating income	18 Other operating income
	2022	2021	2020
	US $ in millions

Capital gain, net	42.7	8.7	8.8
Sundry	6.2	5.8	3.8
	48.9	14.5	12.6